Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties		¥ 148,129		¥ 59,268		$ 21,545
Amount due to related parties		37,298		81,810		5,425
Kingsoft Group
Related Party Transaction [Line Items]
Amount due from related parties		10,570		16,227		1,537
Amount due to related parties		11,937		16,146		1,736
Kingsoft Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	19,532	$ 2,841	45,173	¥ 61,374
Tencent Group
Related Party Transaction [Line Items]
Amount due from related parties		52,338		11,598		7,612
Amount due to related parties		17,462		36,591		2,540
Tencent Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	70,867	10,307	48,094	39,069
Tencent Group | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	197,992	28,797	58,669	153,650
Xiaomi Group
Related Party Transaction [Line Items]
Amount due from related parties				13,395
Amount due to related parties				26,072
Xiaomi Group | Services received from
Related Party Transaction [Line Items]
Amount	[1]	7,356	1,070	61,042	¥ 59,377
Beijing OrionStar
Related Party Transaction [Line Items]
Amount due from related parties		31,450		12,227		4,574
Amount due to related parties		4,732		2,761		688
Beijing OrionStar | Services provided to
Related Party Transaction [Line Items]
Amount	[2]	21,903	3,186	10,920
Beijing OrionStar | Loans and investments provided to
Related Party Transaction [Line Items]
Amount	[2]	203,216	29,557	264,768
Pixiu Group
Related Party Transaction [Line Items]
Amount due from related parties		39,968				5,813
Pixiu Group | Loans and investments provided to
Related Party Transaction [Line Items]
Amount	[2]	33,620	4,890
Shenzhen Feipai | Loans and investments provided to
Related Party Transaction [Line Items]
Amount	[2]	13,000	$ 1,891	5,000
Matrix Partners IV | Capital injection received from
Related Party Transaction [Line Items]
Amount	[2]			151,419
Other Related Parties
Related Party Transaction [Line Items]
Amount due from related parties	[3]	13,803		5,821		2,009
Amount due to related parties		¥ 3,167		¥ 240		$ 461

[1]	The Group entered into agreements with Kingsoft Group, Xiaomi Group and Tencent Group, pursuant to which these entities provided services including corporate, technology support and leasing services to the Group.
[2]	The Group entered into a series of agreements with Tencent Group and Beijing OrionStar to provide online marketing services and technical support services.
[3]	Between 2017 and 2018, the Group made convertible loans of RMB5,000 and RMB13,000 (US$1,891) to a related-party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the related-party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018, total amount of the convertible loans has been impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.